[GRAPHIC]

Smith Barney
Adjustable Rate
Government
Income Fund

--------------------------
ANNUAL REPORT
--------------------------

May 31, 1999


Smith Barney Mutual Funds

Smith Barney
Adjustable Rate                                                [PHOTO]
Government                                                     Heath B. McLendon
Income Fund                                                    Chairman


Dear Shareholder:

We are pleased to present the annual report for the Smith Barney Adjustable Rate Government Income Fund ("Fund") for the year ended May 31, 1999. The prevailing economic and market conditions and a summary of our investment strategy appear in this report. In addition, a detailed summary of the Fund's historical performance as well as its current holdings and portfolio management strategy can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

The Adjustable Rate Government Income Fund's investment objective is to seek high current income and to limit the degree of fluctuation of its net asset value ("NAV") resulting from changes in interest rates. The Fund aims to meet these objectives by investing primarily in a portfolio of adjustable rate mortgage-backed securities (ARMs), U.S. government securities and asset-backed securities (ABS). Please note that the Fund calculates its NAV daily and the NAV listing for its Class A shares appears in national newspapers under the heading Smith Barney Funds A as "AdjGvA".

As of May 31, 1999, the Fund's Class A shares had an NAV of $9.75. For the one-year period, the Fund's Class A shares posted a total return of 4.25% without sales charges, underperforming the Merrill Lynch 1-3 Year Treasury Index's return of 5.30%. (The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.) However, the Fund's performance was modestly higher than the Lipper U.S. Government 1-Year Treasury Bill Index which posted a return of 4.22% over the same period.

Bond Market Update

U.S. economic growth generally showed strength during the past twelve months, spurred by investor confidence and three Federal Reserve Board ("Fed") interest-rate cuts in the third quarter of 1998. Despite strong economic


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            1
growth, inflation stayed surprisingly subdued until April, when the Consumer Price Index ("CPI") rose 0.7% due to rising energy costs. On May 18, 1999, the Fed announced that it had adopted a bias towards higher interest rates, citing a concern that inflation might be accelerating.

Although yields at the end of the period are at similar levels to one year ago, the past twelve months have seen two divergent stories in the U.S. Treasury market, as interest rates rallied in the second half of 1998 before reversing in 1999. The impetus for the interest rate decline was the financial instability in global markets, particularly Asia and Russia, which led to a flight-to-quality to U.S. Treasury securities. This rally in the Treasury market pushed the yield of the 30-year security under the 5.00% barrier to a historical low of 4.72% in October. Since that point, rates have risen over 100 basis points, ending the reporting period at 5.83% on June 9, 1999.

During the reporting period, spread products such as mortgages and asset-backed securities modestly outperformed Treasuries, although they significantly outperformed for the year to date in 1999 as interest rates have risen. For example, the mortgages measured by the Lehman Brothers Mortgage Index posted a 4.88% total return for the one-year period ended May 31, 1999, as opposed to a 4.35% total return for the Lehman Brothers Treasury Index. So far in 1999, however, the Lehman Brothers Mortgage Index has returned 1.32%, significantly outperforming the negative 0.76% return for the Lehman Brothers Treasury Index.

Investment Strategy

Duration is a rough measure of the price sensitivity of a fixed income security relative to a given change in interest rates. The Fund uses a "targeted duration" approach that seeks a duration of approximately one year, resulting in a fund whose NAV performance should be similar to that of a 1- or 2-year U.S. Treasury security. Changes in the prices and yields of these Treasury securities affect the value of the Fund's securities. In addition to interest rates, prepayment rates of the mortgage securities held in the portfolio is also a factor affecting the Fund's NAV.

The Fund's assets are actively managed based on BlackRock's relative value analysis of individual securities and sectors. In searching for relative value opportunities, the BlackRock team targets securities and market sectors within the short duration market that have underperformed and that they believe have strong potential for price appreciation.

After finding value in the ARM and short fixed-rate mortgage markets during the autumn of 1998, and significantly increasing exposure to these sectors, the


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders
general portfolio management theme during the latter stages of the reporting period has been to reduce overall risk within the Fund. Specifically, the Fund has lowered its spread risk by reducing its allocation to mortgage-backed securities, principally in the ARM and CMO sectors.

As these sectors have outperformed comparable duration U.S. Treasuries during 1999, the Fund took advantage of the opportunity to realize gains by reducing mortgage holdings and subsequently directing the proceeds into Treasuries. Additionally, the Fund reduced its leverage during the period ending May 1999 with a modest cash position.

Market Outlook

BlackRock Financial Management Inc., the Fund's sub-investment advisor, expects economic expansion to remain solid for the year, with annual Gross Domestic Product growth softening only slightly from 3.0% to 3.5%. With the U.S. Treasury curve currently reflecting the two Fed tightenings anticipated by the end of 1999, we believe rates should be range-bound until the economy shows significant signs of slowing.

Asset-backed securities, which lagged the rallying Treasury market during 1998, have outperformed comparable duration Treasuries in 1999 for the year to date. The ABS market absorbed a large amount of supply in May, concentrated mostly in autos, equipment loans and manufactured housing, which, in our view, indicates a healthy market. BlackRock expects this outperformance to continue over the balance of the year. Despite widening yield spreads during May, the team is also positive on the mortgage-backed securities sector due to improving technicals, specifically lower supply, and declining volatility.

In closing, thank you for investing in the Smith Barney Adjustable Rate Government Income Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

June 9, 1999


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                            Net Asset Value
                         --------------------
                         Beginning      End     Income    Capital Gain    Return       Total
Year Ended                of Year     of Year  Dividends  Distributions  of Capital  Returns(1)
===============================================================================================
5/31/99                   $ 9.86      $ 9.75      $ 0.49      $ 0.00      $ 0.03        4.25%
-----------------------------------------------------------------------------------------------
5/31/98                     9.84        9.86        0.50        0.00        0.01        5.57
-----------------------------------------------------------------------------------------------
5/31/97                     9.84        9.84        0.46        0.00        0.05        5.31
-----------------------------------------------------------------------------------------------
5/31/96                     9.88        9.84        0.56        0.00        0.00        5.48
-----------------------------------------------------------------------------------------------
5/31/95                     9.78        9.88        0.49        0.01        0.00        6.39
-----------------------------------------------------------------------------------------------
5/31/94                     9.96        9.78        0.38        0.00        0.00        2.05
-----------------------------------------------------------------------------------------------
Inception* - 5/31/93       10.00        9.96        0.43        0.00        0.00        3.89+
===============================================================================================
Total                                             $ 3.31      $ 0.01      $ 0.09
===============================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                            Net Asset Value
                         --------------------
                         Beginning      End     Income    Capital Gain    Return       Total
Year Ended                of Year     of Year  Dividends  Distributions  of Capital  Returns(1)
===============================================================================================
5/31/99                   $ 9.84      $ 9.74      $ 0.48      $ 0.00      $ 0.03        4.30%
-----------------------------------------------------------------------------------------------
5/31/98                     9.82        9.84        0.50        0.00        0.01        5.56
-----------------------------------------------------------------------------------------------
5/31/97                     9.84        9.82        0.46        0.00        0.05        5.10
-----------------------------------------------------------------------------------------------
5/31/96                     9.88        9.84        0.56        0.00        0.00        5.48
-----------------------------------------------------------------------------------------------
5/31/95                     9.78        9.88        0.49        0.01        0.00        6.39
-----------------------------------------------------------------------------------------------
5/31/94                     9.96        9.78        0.38        0.00        0.00        2.05
-----------------------------------------------------------------------------------------------
Inception* - 5/31/93        9.96        9.96        0.25        0.00        0.00        2.56+
===============================================================================================
Total                                             $ 3.12      $ 0.01      $ 0.09
===============================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class I Shares
--------------------------------------------------------------------------------

                            Net Asset Value
                         --------------------
                         Beginning      End     Income    Capital Gain    Return       Total
Year Ended                of Year     of Year  Dividends  Distributions  of Capital  Returns(1)
===============================================================================================
5/31/99                   $ 9.87      $ 9.78      $ 0.54      $ 0.00      $ 0.03        4.99%
-----------------------------------------------------------------------------------------------
5/31/98                     9.85        9.87        0.56        0.00        0.01        6.12
-----------------------------------------------------------------------------------------------
Inception* - 5/31/97        9.79        9.85        0.06        0.00        0.00        1.20+
===============================================================================================
Total                                             $ 1.16      $ 0.00      $ 0.04
===============================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                  Without Sales Charges(1)
                                           -------------------------------------
                                           Class A        Class B        Class I
================================================================================
Year Ended 5/31/99                           4.25%          4.30%          4.99%
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                     5.40           5.36            N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                   4.74           4.78           5.80
================================================================================

                                                   With Sales Charges(2)
                                           -------------------------------------
                                          Class A        Class B         Class I
================================================================================
Year Ended 5/31/99                          4.25%          (0.65)%         4.99%
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                    5.40           5.20             N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                  4.74           4.78            5.80
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                  Without Sales Charges(1)
================================================================================
Class A (Inception* through 5/31/99)                      37.91%
--------------------------------------------------------------------------------
Class B (Inception* through 5/31/99)                      35.90
--------------------------------------------------------------------------------
Class I (Inception* through 5/31/99)                      12.75
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of any applicable contingent deferred sales charges ("CDSC") with respect to Class B shares. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a maximum 5.00% CDSC. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
* Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

               Growth of $10,000 Invested in Class A Shares of the
             Smith Barney Adjustable Rate Government Income Fund vs.
               Lipper U.S. Government 1-Year Treasury Bill Index+

                              June 1992 -- May 1999

                                  [LINE GRAPH]

                          Smith Barney          Lipper U.S. Government 1-Year
                         Adjustable Rate                Treasury
                      Government Income Fund           Bill Index
--------------------------------------------------------------------------------
6/22/92                      10,000                     10,000
5/93                         10,389                     10,306
5/94                         10,602                     10,691
5/95                         11,280                     11,329
5/96                         11,898                     11,927
5/97                         12,530                     12,587
5/31/98                      13,228                     13,561
5/31/99                      13,779                     14,139

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1999, compared to the Lipper Analytical Services, Inc. ("Lipper") U.S. Government 1-Year Treasury Bill Index. The index is comprised of U.S. Treasury Bills with a maturity of one year. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                    May 31, 1999
--------------------------------------------------------------------------------

Portfolio Breakdown

                                  [PIE CHART]

Asset-Backed Securities                                                    20.4%
Fixed Rate Collateralized Mortgage Obligations                             12.5%
U.S. Treasury Obligations                                                   6.0%
Fixed Rate Mortgage Pass-Through Securities                                 2.8%
Short-Term Investments                                                     13.7%
Adjustable Rate Mortgage-Backed Securities                                 44.6%

Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or commercial loans.

Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.

Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of the prepayments is within a designated range. PAC classes typically are combined with companion classes that reduce the risk of the variation of the amount and timing of the prepayments. Should the prepayments fall outside of the PAC band or ranges, the class will not pay the prepayment as scheduled.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            7

--------------------------------------------------------------------------------
Schedule of Investments                                             May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT              SECURITY                                                             VALUE
=====================================================================================================
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 44.6%
=====================================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.7%
Federal Home Loan Mortgage Corporation (FHLMC) -- 6.3%
$  2,477,701   FHLMC Multi ARM, 5.507% due 7/1/01*                                       $  2,466,873
     780,758   FHLMC Six Month LIBOR, 7.260% due 10/1/26                                      791,985
     796,106   FHLMC Six Month LIBOR, 7.217% due 7/1/27                                       808,048
   4,608,259   FHLMC Strip, 5.894% due 6/1/28                                               4,608,259
-----------------------------------------------------------------------------------------------------
               Total Federal Home Loan Mortgage Corporation
               (Cost -- $8,718,687)                                                         8,675,165
=====================================================================================================
Federal National Mortgage Association (FNMA) -- 20.6%
   2,717,804   FNMA 11th COFI, 6.024% due 10/1/19                                           2,736,503
   1,555,854   FNMA One Year CMT ARM, 6.784% due 4/1/20                                     1,595,730
   1,856,436   FNMA One Year CMT ARM, 6.992% due 4/1/20                                     1,888,348
   2,484,487   FNMA One Year CMT ARM, 6.569% due 8/1/23                                     2,543,493
   3,234,858   FNMA One Year CMT ARM, 7.038% due 7/1/24*                                    3,303,599
   1,943,421   FNMA One Year CMT ARM, 6.837% due 5/1/25                                     1,962,856
   3,000,560   FNMA One Year CMT ARM, 7.377% due 6/1/25*                                    3,023,065
   5,828,098   FNMA One Year CMT ARM, 6.732% due 8/1/27*                                    5,930,090
   2,699,993   FNMA One Year CMT ARM, 7.218% due 8/1/27*                                    2,747,243
   1,720,435   FNMA One Year CMT ARM, 6.563% due 2/1/28                                     1,743,024
     862,182   FNMA Six Month CD ARM, 6.908% due 6/1/24                                       874,580
-----------------------------------------------------------------------------------------------------
               Total Federal National Mortgage Association
               (Cost -- $28,358,899)                                                       28,348,531
=====================================================================================================
Government National Mortgage Association (GNMA) -- 10.8%
     379,271   GNMA II One Year CMT ARM, 6.375% due 3/20/17*                                  388,278
   2,499,294   GNMA II One Year CMT ARM, 6.875% due 6/20/17*                                2,558,652
   4,513,012   GNMA II One Year CMT ARM, 6.375% due 3/20/21*                                4,620,196
   1,408,063   GNMA II One Year CMT ARM, 6.875% due 4/20/22*                                1,441,505
   1,424,925   GNMA II One Year CMT ARM, 6.125% due 10/20/22*                               1,453,423
   1,909,328   GNMA II One Year CMT ARM, 6.125% due 11/20/22*                               1,951,104
   1,314,221   GNMA II One Year CMT ARM, 6.125% due 12/20/22*                               1,341,333
   1,112,030   GNMA II One Year CMT ARM, 6.375% due 1/20/23*                                1,135,316
-----------------------------------------------------------------------------------------------------
               Total Government National Mortgage Association
               (Cost -- $14,822,942)                                                       14,889,807
=====================================================================================================
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost -- $51,900,528)                                                       51,913,503
=====================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT              SECURITY                                                             VALUE
=====================================================================================================
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 6.9%
 $ 1,190,989   Bayview Financial Acquistion Trust, Series 1998-B, Class A,
                  5.873% due 6/25/36@+                                                   $  1,190,989
     715,546   Franchise Loan Trust, Series 1998-I, Class A1,
                  6.240% due 7/15/04@                                                         702,888
   2,170,410   Independent National Mortgage Co., Series 1995-E, Class A1,
                  6.689% due 4/25/25                                                        2,122,943
   2,900,000   Merit Securities Corp., Series 11, Class 2A2,
                  5.218% due 11/28/22+                                                      2,897,274
   1,319,018   Sequoia Mortgage Trust, Class A1, Series 2,
                  5.940% due 10/25/24+                                                      1,305,828
   1,269,587   Structured Asset Securities Corp., Series 1998-C2A, Class B,
                  5.233% due 1/25/01@+                                                      1,265,220
-----------------------------------------------------------------------------------------------------
               TOTAL NON-AGENCY ADJUSTABLE RATE
               MORTGAGE OBLIGATIONS
               (Cost -- $9,598,974)                                                         9,485,142
=====================================================================================================
               TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
               (Cost -- $61,499,502)                                                       61,398,645
=====================================================================================================
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.5%
=====================================================================================================
Agency Fixed Rate CMOs -- 3.1%
   2,000,000   FHLMC Series 2151, Class CP, 7.250% due 10/15/27                             2,012,500
   2,200,000   GNMA Series 1997-11, Class M, 8.000% due 5/16/24*                            2,225,080
-----------------------------------------------------------------------------------------------------
               Total Agency Fixed Rate CMOs
               (Cost -- $4,258,806)                                                         4,237,580
=====================================================================================================
Non-Agency Fixed Rate CMOs -- 1.7%
     713,378   Union Planters Mortgage Finance Corp.,
                  Series 1998-1, Class A1, 6.350% due 1/25/28*                                718,058
               Wilshire Funding Corp.:
     764,928      Series 1997-WFC1, Class A1, 7.250% due 8/25/27                              756,682
     897,051      Series 1998-WFC2, Class A3, 7.000% due 12/28/37                             887,237
-----------------------------------------------------------------------------------------------------
               Total Non-Agency Fixed Rate CMOs
               (Cost -- $2,379,273)                                                         2,361,977
=====================================================================================================
Stripped Pass-Through Securities -- 4.5%
     545,226   FNMA Strips, Series D, Class 2, 11.000% due 4/1/09                             594,465
   1,739,653   FNMA Strips, Series F, Class 2, 11.500% due 5/1/09                           1,915,236
   1,220,501   FNMA Strips, Series G, Class 2, 11.500% due 3/1/09                           1,336,827
   2,129,245   FNMA Strips, Series I, Class 2, 11.500% due 4/1/09                           2,328,861
-----------------------------------------------------------------------------------------------------
               Total Stripped Pass-Through Securities
               (Cost -- $6,150,868)                                                         6,175,389
=====================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT              SECURITY                                                             VALUE
=====================================================================================================
PAC IOs -- 2.4%
$  1,449,645   First Union-Lehman Brothers, Series 1997-C1, Class IO,
                  yield to maturity 15.312% due 4/18/27                                  $  1,396,790
     136,434   FNMA, Series 1993-101, Class A, yield to maturity
                  7.117% due 6/25/08                                                          101,213
     935,124   JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5,
                  Class X, yield to maturity 8.490% due 9/15/29@                              947,655
     977,103   LB Commercial Conduit Mortgage Trust, Series1998-C4,
                  Class X, yield to maturity 9.600% due 9/15/23                               946,365
-----------------------------------------------------------------------------------------------------
               Total PAC IOs
               (Cost -- $3,498,306)                                                         3,392,023
=====================================================================================================
PAC POs -- 0.8%
   1,100,000   FHLMC, Series 2061, Class PH, 6.000% due 5/15/16
               (Cost -- $1,096,087)                                                         1,091,783
=====================================================================================================
               TOTAL FIXED RATE COLLATERALIZED
               MORTGAGE OBLIGATIONS
               (Cost -- $17,383,340)                                                       17,258,752
=====================================================================================================
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 2.8%
     424,473   FHLMC Fifteen Year, 9.000% due 11/1/05                                         437,101
   2,397,814   FNMA Ten Year, 6.000% due 1/1/04                                             2,393,330
   1,045,765   FNMA Thirty Year, 8.500% due 12/1/10                                         1,093,808
-----------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE MORTGAGE
               PASS-THROUGH SECURITIES
               (Cost -- $3,878,693)                                                         3,924,239
=====================================================================================================
ASSET-BACKED SECURITIES -- 20.4%
   1,475,081   Business Loan Center, Series 1998-1, Class A,
                  6.750% due 4/2/25@                                                        1,477,855
   1,825,000   First Security Auto Owner Trust, Series 1999-2, Class A3,
                  6.000% due 10/15/03                                                       1,821,003
   1,175,000   Green Tree Home Improvement Loan Trust, Series 1998-D,
                  Class HIA4, 6.200% due 6/15/29                                            1,168,737
     779,322   Heller Financial, Series 1998-1, Class A, 5.370% due 7/15/24@+                 768,607
   2,667,699   IFC SBA Loan Backed Adjustable Rate Certificate, Series 1997-1,
                  Class A, 5.750% due 1/15/24@++                                            2,646,038
   1,500,000   MBNA Master Credit Card Trust, Series 1998-A, Class A,
                  5.012% due 8/15/05+                                                       1,498,590
   1,029,838   Missouri Higher Education Loan Authority, Series 1997, Class P,
                  5.120% due 7/25/08#                                                       1,019,220
               The Money Store Business Loan Backed Certificates:
   1,663,135      Series 1997-1, Class A, 5.650% due 4/15/28++                              1,658,976
   1,138,441      Series 1997-2, Class A, 5.550% due 2/15/29++                              1,130,620
   2,500,000   The Money Store Home Equity Trust, Series 1998-A, Class AH3,
                  6.175% due 8/15/12                                                        2,504,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT              SECURITY                                                             VALUE
=====================================================================================================
ASSET-BACKED SECURITIES -- 20.4% (continued)
$    485,472   The Money Store Residential Trust, Series 1998-I, Class A1,
                  6.405% due 3/15/06                                                     $    485,015
   1,750,000   Navistar Financial Corp., Owner Trust, Series 1999-A, Class A3,
                  5.950% due 4/15/03                                                        1,745,625
   1,425,000   Newcourt Equipment Trust Securities, Series 1998-1, Class A3,
                  5.240% due 12/20/02                                                       1,413,187
   1,029,437   PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12@                 1,016,086
   1,385,599   PMC Capital Limited Partnership, Series 1998-1, Class A,
                  6.750% due 4/1/21@++                                                      1,385,599
   1,266,961   PMC Capital SBA Loan-Backed Adjustable Rate Certificate,
                  Series 1997-1, Class A, 6.100% due 9/15/23@++                             1,270,129
   1,075,000   Standard Credit Card Master Trust, Series 1995-3, Class A,
                  7.850% due 2/7/02                                                         1,098,865
   1,633,706   SWB Loan-Backed Certificates, Series 1997-1, Class A,
                  5.600% due 8/15/22@+                                                      1,624,524
               TMS SBA Loan Trust:
     772,094      Series 1996-2, Class A, 5.636% due 4/15/24++                                772,581
   1,654,652      Series 1997-1, Class A, 5.538% due 1/15/25++                              1,646,379
-----------------------------------------------------------------------------------------------------
               TOTAL ASSET-BACKED SECURITIES
               (Cost -- $28,244,182)                                                       28,151,886
=====================================================================================================
U.S. TREASURY OBLIGATIONS -- 6.0%
   1,337,492   U.S. Treasury Inflation Indexed Note, 3.625% due 7/15/02                     1,336,302
     800,000   U.S. Treasury Note, 6.500% due 8/31/01                                         817,112
   2,400,000   U.S. Treasury Note, 6.250% due 2/28/02                                       2,440,176
     415,000   U.S. Treasury Note, 5.500% due 3/31/03                                         412,423
   2,943,000   U.S. Treasury Note, 8.750% due 11/15/08                                      3,273,823
-----------------------------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost -- $8,378,952)                                                         8,279,836
=====================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                                 May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT              SECURITY                                                             VALUE
=====================================================================================================
SHORT-TERM INVESTMENTS -- 13.7%
$ 18,875,000   Federal Home Loan Bank Discount Note, 4.720% due 6/1/99
               (Cost -- $18,867,576)                                                     $ 18,867,576
-----------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $138,252,245**)                                                  $137,880,934
=====================================================================================================

* Security is segregated by custodian for reverse repurchase agreements and/or futures contract commitments.
@ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
++    Variable rate security -- rate resets quarterly.
+     Variable rate security -- rate resets monthly.
#     Variable rate security -- rate resets weekly.
**    Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in the schedule:
--------------------------------------------------------------------------------

ARM   --    Adjustable Rate Mortgage
CMO   --    Collateralized Mortgage Obligation
CMT   --    Constant Maturity Treasury
COFI  --    Cost of Funds Index for member institutions for the
            Federal Home Loan Bank of San Francisco
CPI   --    Consumer Price Index
IO    --    Interest Only
PAC   --    Planned Amortization Class
PO    --    Principal Only

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $138,252,245)                   $ 137,880,934
   Cash                                                                  16,038
   Receivable for Fund shares sold                                    6,932,124
   Interest receivable                                                  643,010
   Receivable from broker - variation margin                              2,297
   Other receivables                                                     37,585
--------------------------------------------------------------------------------
   Total Assets                                                     145,511,988
--------------------------------------------------------------------------------
LIABILITIES:
   Reverse repurchase agreement (Note 6)                              8,955,000
   Payable for Fund shares purchased                                  7,847,807
   Payable for securities purchased                                   3,574,756
   Interest payable                                                      80,609
   Dividends payable                                                     51,298
   Investment advisory fees payable                                      36,871
   Distribution fees payable                                             22,946
   Administration fees payable                                           15,049
   Accrued expenses                                                      36,275
--------------------------------------------------------------------------------
   Total Liabilities                                                 20,620,611
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 124,891,377
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                            12,797
   Capital paid in excess of par value                              132,037,114
   Overdistributed net investment income                                (60,564)
   Accumulated net realized loss from security
     transactions and futures contracts                              (6,724,283)
   Net unrealized depreciation on investments
     and futures contracts                                             (373,687)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 124,891,377
================================================================================
Shares Outstanding:
   Class A                                                           10,017,983
--------------------------------------------------------------------------------
   Class B                                                              192,004
--------------------------------------------------------------------------------
   Class I                                                            2,586,524
--------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                 $        9.75
--------------------------------------------------------------------------------
   Class B *                                                      $        9.74
--------------------------------------------------------------------------------
   Class I (and redemption price)                                 $        9.78
================================================================================

* Redemption price is NAV of Class B shares reduced by a maximun 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           13

--------------------------------------------------------------------------------
Statement of Operations                          For the Year Ended May 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                         $ 8,832,920
   Less: Interest expense (Note 6)                                   (2,024,812)
--------------------------------------------------------------------------------
   Total Investment Income                                            6,808,108
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                           794,138
   Investment advisory fees (Note 2)                                    445,192
   Administration fees (Note 2)                                         222,596
   Registration fees                                                     77,954
   Audit and legal                                                       55,951
   Shareholder and system servicing fees                                 46,484
   Trustees' fees                                                        18,053
   Custody                                                                9,836
--------------------------------------------------------------------------------
   Total Expenses                                                     1,670,204
--------------------------------------------------------------------------------
Net Investment Income                                                 5,137,904
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (loss) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 10):
   Realized Gain From:
     Security transactions (excluding short-term securities)            286,960
     Futures contracts                                                  142,884
--------------------------------------------------------------------------------
   Net Realized Gain                                                    429,844
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments and Futures Contracts:
     Beginning of year                                                  530,014
     End of year                                                       (373,687)
--------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation                             (903,701)
--------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                          (473,857)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 4,664,047
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets                  For the Years Ended May 31,
--------------------------------------------------------------------------------

                                                                1999                1998
=============================================================================================
OPERATIONS:
   Net investment income                                   $   5,137,904       $   5,848,012
   Net realized gain                                             429,844              20,674
   (Increase) decrease in net unrealized depreciation           (903,701)            551,495
---------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                      4,664,047           6,420,181
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (5,516,548)         (6,060,510)
   Capital                                                      (383,140)           (116,163)
---------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                            (5,899,688)         (6,176,673)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
   Net proceeds from sale of shares                          470,397,864         197,511,799
   Net asset value of shares issued
     for reinvestment of dividends                             5,255,979           5,547,069
   Cost of shares reacquired                                (462,253,961)       (220,235,590)
---------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                                  13,399,882         (17,176,722)
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                             12,164,241         (16,933,214)

NET ASSETS:
   Beginning of year                                         112,727,136         129,660,350
---------------------------------------------------------------------------------------------
   End of year*                                            $ 124,891,377       $ 112,727,136
=============================================================================================
* Includes overdistributed net investment income of:       $     (60,564)      $     (80,229)
=============================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           15

--------------------------------------------------------------------------------
Statement of Cash Flows                          For the Year Ended May 31, 1999
--------------------------------------------------------------------------------

CASH FLOWS PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
   Interest received                                                   $  10,073,861
   Operating expenses paid                                                (1,814,755)
   Purchase of short-term securities, net                                (15,702,576)
   Purchases of long-term securities, net                               (247,542,848)
   Proceeds from disposition of long-term securities and paydowns        265,215,167
   Proceeds from short sale transactions, net                                  7,859
   Payment from futures transactions, net                                    142,884
-------------------------------------------------------------------------------------
   Net Cash Flows Provided By Operating and Investing Activities          10,379,592
-------------------------------------------------------------------------------------
CASH FLOWS USED BY FINANCING ACTIVITIES:
   Proceeds from shares sold                                             468,616,247
   Payments on shares redeemed                                          (454,735,450)
   Cash dividends paid to shareholders*                                     (664,471)
   Decrease in reverse repurchase agreements outstanding                 (21,368,000)
   Interest expense                                                       (2,211,880)
-------------------------------------------------------------------------------------
   Net Cash Flows Used By Financing Activities                           (10,363,554)
-------------------------------------------------------------------------------------
Net Increase in Cash                                                          16,038
Cash -- Beginning of Year                                                          0
-------------------------------------------------------------------------------------
Cash -- End of Year                                                    $      16,038
=====================================================================================
RECONCILIATION OF INCREASE IN NET ASSETS FROM
OPERATIONS TO NET CASH FLOWS PROVIDED BY OPERATING
AND INVESTING ACTIVITIES:
Increase in Net Assets From Operations                                 $   4,664,047
-------------------------------------------------------------------------------------
   Decrease in investments                                                    66,286
   Decrease in variation margin                                                1,203
   Decrease in interest receivable                                           209,045
   Increase in other assets                                                  (16,006)
   Increase in payable for securities purchased                            3,574,756
   Decrease in accrued expenses and other payables                          (144,551)
   Interest expense                                                        2,024,812
-------------------------------------------------------------------------------------
   Total Adjustments                                                       5,715,545
-------------------------------------------------------------------------------------
Net Cash Flows Provided By Operating and Investing Activities          $  10,379,592
=====================================================================================

*     Exclusive of dividend reinvestment of $5,255,979.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $24,208 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement,
      Administration Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           17

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

SSBC has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SSBC pays BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from the purchase of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. For the year ended May 31, 1999, CDSCs paid to SSB or CFBDS for Class B shares were approximately $4,000.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and I shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class A and B shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the year ended May 31, 1999, total Distribution Plan fees incurred were:


                                            Class A       Class B       Class I
================================================================================
Distribution Plan Fees                      $758,225      $ 15,614      $ 20,299
================================================================================

All officers and one Trustee of the Fund are employees of SSB.

3.    Investments

During the year ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding paydowns and short-term securities) were as follows:

================================================================================
Purchases                                                           $251,117,604
--------------------------------------------------------------------------------
Sales                                                                213,339,541
================================================================================


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At May 31, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                         $ 267,496
Gross unrealized depreciation                                          (638,807)
--------------------------------------------------------------------------------
Net unrealized depreciation                                           $(371,311)
================================================================================

4.    Cash Flow Information

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion of income recognized on investment securities.

5.    Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts equal to the repurchase price.

6.    Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations as collateral under the reverse repurchase agreement.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           19

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At May 31, 1999, the Fund had the following reverse repurchase agreement outstanding:

   FACE
  AMOUNT                        SECURITY                               VALUE
================================================================================
$8,955,000        Reverse Repurchase Agreement with Morgan
                  Stanley Securities, dated 3/24/99 bearing
                  4.910% to be repurchased at $9,067,365 on
                  6/24/99, collateralized by: $5,930,090
                  FNMA One Year CMT ARM, 6.732% due 8/1/27;
                  $2,747,243 FNMA One Year CMT ARM, 7.218%
                  due 8/1/27; $1,135,316 GNMA II One Year
                  CMT ARM, 6.375% due 1/20/23.                        $8,955,000
================================================================================

During the year ended May 31, 1999, the maximum and average amount of reverse repurchase agreements outstanding at month ends were as follows:

================================================================================
Maximum amount outstanding                                           $62,509,188
--------------------------------------------------------------------------------
Average amount outstanding                                           $35,005,591
================================================================================

Interest rates ranged from 4.45% to 5.68% during the year. Total market value of the collateral for the reverse repurchase agreements is $9,812,649.

Interest expense for the year ended May 31, 1999 on borrowings by the Fund under reverse repurchase agreements totalled $2,024,812.

7.    Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At May 31, 1999, the Fund had no open dollar roll transactions.


--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

8.    Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At May 31, 1999, the Fund did not hold any TBA securities.

9.    Options Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At May 31, 1999, the Fund did not hold any open purchased put or call option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           21

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the year ended May 31, 1999, the Fund did not write any options.

10.   Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At May 31, 1999, the Fund had the following open futures contracts:

                            Expiration      # of           Basis        Market       Unrealized
                            Month/Year    Contracts        Value         Value          Loss
===============================================================================================
Futures contracts to buy:
   U.S. 10 Year Note          9/99             1         $  112,563    $  111,531    $   (1,032)
   U.S. 5 Year Note           9/99            49          5,341,000     5,339,656        (1,344)
-----------------------------------------------------------------------------------------------
Net Unrealized Loss                                                                  $   (2,376)
===============================================================================================


--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

11.   Capital Loss Carryforward

At May 31, 1999, the Fund had, for Federal income tax purposes, approximately $6,629,000 of capital loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on May 31 of the year indicated:


                                         2003            2004            2005
================================================================================
Carryforward Amounts                  $5,203,000      $  570,000      $  856,000
================================================================================

12.   Shares of Beneficial Interest

At May 31, 1999, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

At May 31, 1999, total paid-in capital amounted to the following for each class:


                                   Class A           Class B           Class I
================================================================================
Total Paid-in Capital           $104,714,549      $  1,961,221      $ 25,374,141
================================================================================


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           23

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                 Year Ended                              Year Ended
                                                May 31, 1999                            May 31, 1998
                                     --------------------------------        --------------------------------
                                       Shares              Amount              Shares              Amount
=============================================================================================================
Class A
Shares sold                           44,516,338       $ 436,543,260          17,994,228       $ 177,671,959
Shares issued on reinvestment            486,309           4,768,104             535,558           5,286,112
Shares reacquired                    (45,910,688)       (450,211,538)        (20,181,967)       (199,250,209)
-------------------------------------------------------------------------------------------------------------
Net Decrease                            (908,041)      $  (8,900,174)         (1,652,181)      $ (16,292,138)
=============================================================================================================
Class B
Shares sold                              182,530       $   1,790,348           1,510,009       $  14,871,528
Shares issued on reinvestment              9,608              94,027              11,333             111,706
Shares reacquired                       (213,461)         (2,089,692)         (1,654,704)        (16,295,462)
-------------------------------------------------------------------------------------------------------------
Net Decrease                             (21,323)      $    (205,317)           (133,362)      $  (1,312,228)
=============================================================================================================
Class I
Shares sold                            3,264,303       $  32,064,256             501,868       $   4,952,454
Shares issued on reinvestment             40,183             393,848              14,785             146,158
Shares reacquired                     (1,014,615)         (9,952,731)           (465,215)         (4,600,254)
-------------------------------------------------------------------------------------------------------------
Net Increase                           2,289,871       $  22,505,373              51,438       $     498,358
=============================================================================================================


--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended May 31:


Class A Shares                      1999(1)          1998           1997           1996         1995(1)
========================================================================================================
Net Asset Value,
   Beginning of Year                $  9.86        $  9.84        $  9.84        $  9.88        $  9.78
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income               0.45           0.49           0.43           0.56           0.47
   Net realized and unrealized
     gain (loss)                      (0.04)          0.04           0.08          (0.04)          0.13
--------------------------------------------------------------------------------------------------------
Total Income From Operations           0.41           0.53           0.51           0.52           0.60
--------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income              (0.49)         (0.50)         (0.46)         (0.56)         (0.49)
   Net realized gains                  --             --             --             --            (0.01)
   Capital                            (0.03)         (0.01)         (0.05)          --             --
--------------------------------------------------------------------------------------------------------
Total Distributions                   (0.52)         (0.51)         (0.51)         (0.56)         (0.50)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year        $  9.75        $  9.86        $  9.84        $  9.84        $  9.88
--------------------------------------------------------------------------------------------------------
Total Return                           4.25%          5.57%          5.31%          5.48%          6.39%
--------------------------------------------------------------------------------------------------------
Net Assets,
   End of Year (millions)           $    98        $   108        $   124        $   156        $   174
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income               4.55%          4.94%          4.42%          5.66%          4.94%
   Interest expense                    1.80           1.77           1.40           1.52           0.87
   Other expenses                      1.52           1.57           1.69           1.58           1.60
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 155%           242%           288%           273%           524%
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended May 31:


Class B Shares                      1999(1)          1998           1997           1996         1995(1)
========================================================================================================
Net Asset Value,
   Beginning of Year                $  9.84        $  9.82        $  9.84        $  9.88        $  9.78
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income               0.45           0.49           0.39           0.56           0.47
   Net realized and unrealized
     gain (loss)                      (0.04)          0.04           0.10          (0.04)          0.13
--------------------------------------------------------------------------------------------------------
Total Income From Operations           0.41           0.53           0.49           0.52           0.60
--------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income              (0.48)         (0.50)         (0.46)         (0.56)         (0.49)
   Net realized gains                  --             --             --             --            (0.01)
   Capital                            (0.03)         (0.01)         (0.05)          --             --
--------------------------------------------------------------------------------------------------------
Total Distributions                   (0.51)         (0.51)         (0.51)         (0.56)         (0.50)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year        $  9.74        $  9.84        $  9.82        $  9.84        $  9.88
--------------------------------------------------------------------------------------------------------
Total Return                           4.30%          5.56%          5.10%          5.48%          6.39%
--------------------------------------------------------------------------------------------------------
Net Assets,
   End of Year (000s)               $ 1,871        $ 2,099        $ 3,406        $ 5,712        $ 4,521
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income               4.55%          5.03%          4.32%          5.64%          4.92%
   Interest expense                    1.80           1.77           1.40           1.52           0.87
   Other expenses                      1.54           1.63           1.71           1.60           1.63
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 155%           242%           288%           273%           524%
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.


--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the year ended May 31:


Class I Shares                           1999(1)         1998        1997(2)
================================================================================
Net Asset Value, Beginning of Year       $  9.87       $  9.85       $  9.79
--------------------------------------------------------------------------------
Income From Operations:
   Net investment income                    0.45          0.55          0.10
   Net realized and unrealized gain         0.03          0.04          0.02
--------------------------------------------------------------------------------
Total Income From Operations                0.48          0.59          0.12
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                   (0.54)        (0.56)        (0.06)
   Capital                                 (0.03)        (0.01)        (0.00)*
--------------------------------------------------------------------------------
Total Distributions                        (0.57)        (0.57)        (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Year             $  9.78       $  9.87       $  9.85
--------------------------------------------------------------------------------
Total Return                                4.99%         6.12%         1.20%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $25,298       $ 2,928       $ 2,416
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                    4.90%         5.45%         5.60%+
   Interest expense                         1.80          1.77          1.40+
   Other expenses                           1.03          1.07          1.10+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                      155%          242%          288%
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the period from April 18, 1997 (inception date) to May 31, 1997.
*     Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

A total of 5.26% of the ordinary dividends paid by the Fund have been derived from federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           27

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of the Smith Barney Adjustable Rate Government Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Adjustable Rate Government Income Fund as of May 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended May 31, 1995, were audited by other auditors whose report thereon, dated July 26, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Adjustable Rate Government Income Fund as of May 31, 1999, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.


                                          /s/ KPMG LLP


New York, New York
July 15, 1999


--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

                                                              SalomonSmithBarney
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Trustees

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser
and Administrator

SSBC Fund Management Inc.

Sub-Investment Adviser

BlackRock Financial
Management Inc.
345 Park Avenue
New York, New York 10154

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder
Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Adjustable Rate Government Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


Smith Barney
Adjustable Rate
Government Income Fund

388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2224 7/99